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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                            -----------------------
                                 INTERNATIONAL
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/06

                                  [LOGO]PIONEER
                                   INVESTMENTS(R)

 Table of Contents
--------------------------------------------------------------------------------


Letter to Shareowners                                                      2

Portfolio Management Discussion                                            4

Portfolio Summary                                                          8

Prices and Distributions                                                   9

Performance Update                                                        10

Comparing Ongoing Fund Expenses                                           14

Schedule of Investments                                                   16

Financial Statements                                                      26

Notes to Financial Statements                                             34

Trustees, Officers and Service Providers                                  43

                                                                     President's

 Dear Shareowner:
--------------------------------------------------------------------------------
We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets, but such action has a positive effect for consumers over the

Letter

intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.



Respectfully,

/s/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

International stocks rallied considerably during the first half of Pioneer International Value Fund's fiscal year - despite a retreat in May, when global inflationary concerns sparked a more cautionary undercurrent and a general flight to quality. Solid global growth, relatively low inflation and strong corporate profits supported the rally, with the Fund's holdings in both developing and developed markets delivering strong absolute performance. In the following interview, lead portfolio manager Christopher Smart discusses the factors contributing to the Fund's performance and his outlook for the months ahead.

Q: Despite investors' unease during May, international stocks enjoyed strong performance. How did the Fund perform during the first half of fiscal 2006?

A: For the six months ended May 31, 2006, the Fund's Class A shares rose 14.25% at net asset value. Three factors - an overweight position in emerging markets, stock selection in Japan and financial stocks in Europe - contributed to this double-digit return. Despite these successes, however, the Fund lagged the 15.40%, return of the Morgan Stanley Capital International (MSCI) All Country Free Index excluding the United States and the 14.93% average return for the 211 International Large-Cap Core funds in its Lipper category for the same period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

    We attribute the Fund's relative underperformance in part to the disappointing performance of two stocks in the telecom sector. Wireless provider Vodafone Group and telecommunications provider France Telecom encountered some headwinds during the period. Vodafone's stock fell in response to the company's announcement in November 2005 that it was facing substantially new competition in Europe. We believe this news, combined with the difficulties that Vodafone is experiencing with the restructuring of its subsidiary in Japan, will generate much slower growth in the next few years. Consequently, we sold the entire position.

Pioneer International Value Fund
--------------------------------------------------------------------------------

    Investments in France Telecom also fell during the year, but we believe the company's prospects are more attractive longer term and retained the stock in the portfolio.

    Spanish oil giant Repsol also detracted from performance, as it was forced to reduce the estimated size of its oil reserves in Argentina and Bolivia.

Q: Are you concerned that the market's reversal in May could be signaling a shift in investor sentiment, or do you see it as a temporary correction?

A: We do not anticipate a wholesale shift in investor sentiment at this time. High oil and commodity prices are understandably causing concerns for investors, but global growth remains solid and is supported by strong economic numbers. The correction appears to reflect a general reduction in risk appetite rather than a response to specific fundamental deterioration. The riskiest asset classes, which had generally led the rally, retrenched the most during the last weeks of the reporting period.

Q: The Fund's exposure to key emerging markets helped performance. Could you mention some of those holdings?

A: Certainly. The Fund's positions in South Korea and Russia were strong contributors to performance. We remain positive on the Korean market, based on our confidence in the continued health of both the consumer and export sectors. Two Korean shipbuilding companies stood out during the period - the Daewoo Heavy Industries & Machinery and Hyundai Heavy Industries, which are benefiting from trade and globalization trends. In Russia, rising energy prices boosted shares of Lukoil and the natural gas giant Gazprom, which has become one of the largest listed companies in the world.

    Emerging markets stocks performed very well despite the decline in May. Despite the late downturn, we think emerging markets stocks remain supported by the same set of factors that boosted their performance over the past three years. First, the fundamental backdrop continues to be favorable, with robust global growth and rising commodity prices helping many governments reduce debt. At the same time, relatively low interest rates create greater liquidity in the global financial system. Emerging markets stocks are typically among the greatest beneficiaries of this type of environment, and this was the case once again during this bull market.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

Q: The recovery in Japan continues. Where did you find the most rewarding investments opportunities?

A: One of our most successful strategies in Japan has been focusing on property stocks, which have been decisive winners in the economic recovery there.
    Two of the Fund's investments - Mitsui Fudosan, Japan's largest property developer, and Komatsu, which has several business interests including mining and construction equipment - appreciated nicely.

Q: Europe is experiencing new signs of growth. Are the Fund's European investments benefiting?

A: With the exception of the telecommunications sector, holdings across Europe fared well - particularly in the financial services sector. Societe Generale is focused on lowering costs to improve its profit margins. Ine addition, this diversified bank is expanding financial services businesses outside of France to increase its market share. Credit Suisse, which is domiciled in Switzerland, has initiated substantial internal restructuring and cost reductions in its investment banking and insurance divisions. We think these changes will contribute to its future profitability and growth prospects.

Q:  What is your outlook for the balance of the fiscal year?

A: In mid-May, the investment backdrop shifted rapidly once it became apparent that rising inflation might force the U.S. Federal Reserve to increase interest rates more than expected. The possibility of reduced liquidity and a slower U.S. economy prompted investors to take profits, causing losses across many asset classes. While this drop may have been surprising to many investors, some profit-taking was natural given the international markets' strong recent performance.

    As long as global inflationary pressures remain tame, we are upbeat about growth prospects worldwide. In Japan, domestic forces, including rising wages and climbing property values, are driving the recovery there. Europe may face some headwinds if the Central Bank tightens significantly, but consumer optimism appears buoyant. New signs of growth in Germany suggest that the rest of the continent may see economic improvement. And in emerging markets, increasing prosperity and rising consumer demand are driving economic growth. We'll be keeping a sharp eye on valuations to ensure that stock prices remain reasonable

Pioneer International Value Fund
--------------------------------------------------------------------------------

    relative to earnings prospects, but we still believe that the long term outlook for international markets remains bright.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06

 Sector Distribution
--------------------------------------------------------------------------------
[The following table was depicted as a pie chart in the printed material]

Financials                              28.1%
Industrials                             14.3%
Consumer Discretionary                  14.0%
Energy                                   9.9%
Health Care                              8.8%
Materials                                8.3%
Information Technology                   6.4%
Utilities                                3.5%
Consumer Staples                         3.5%
Telecommunication Services               3.2%

 Geographical Distribution

--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material]

Japan                                   26.1%
United Kingdom                          12.2%
France                                  11.4%
Switzerland                              8.8%
Germany                                  6.6%
Brazil                                   4.3%
South Korea                              4.2%
Netherlands                              4.0%
Russia                                   3.0%
Australia                                2.3%
United States                            2.0%
People's Republic of China               1.8%
Spain                                    1.6%
Singapore                                1.6%
Turkey                                   1.6%
Ireland                                  1.4%
Sweden                                   1.2%
Norway                                   1.0%
Other (individually less than 1%)        4.9%

 10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Total SA                                2.35%
    2.   Toyota Motor Co.                        1.89
    3.   CS Group                                1.88
    4.   Roche Holdings AG                       1.87
    5.   Royal Bank of Scotland Group Plc        1.79
    6.   BNP Paribas SA                          1.77
    7.   Societe Generale                        1.73
    8.   ING Groep N.V.                          1.72
    9.   Mitsubishi Electric Corp.               1.56
   10.   Sumitomo Mitsui Financial Group, Inc.   1.50

   * This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class     5/31/06     11/30/05
-------   ---------   ---------
    A      $21.73      $19.08
    B      $19.89      $17.49
    C      $19.67      $17.30
    R      $21.68      $19.07

Distributions Per Share
--------------------------------------------------------------------------------

                         12/1/05 - 5/31/06
            -------------------------------------------
                 Net
             Investment     Short-Term      Long-Term
   Class       Income     Capital Gains   Capital Gains
----------- ------------ --------------- --------------
   Class A    $0.0632       $    -          $     -
   Class B    $   -         $    -          $     -
   Class C    $   -         $    -          $     -
   Class R    $0.0513       $    -          $     -

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS A SHARES
--------------------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index (ACWF), excluding the U.S.

Average Annual Total Returns
(As of May 31, 2006)
                                  Net            Public
                              Asset Value       Offering
Period                           (NAV)         Price (POP)
 10 Years                     2.25%              1.65%
 5 Years                      7.13               5.87
 1 Year                      30.92              23.36

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment


                    Pioneer International       MSCI ACWF ex
                         Value Fund              U.S. Index
5/96                    9,425                       10,000
                       10,239                       10,872
5/98                   10,896                       11,675
                        9,369                       12,180
5/00                   11,554                       14,431
                        8,345                       11,921
5/02                    7,670                       11,003
                        6,438                        9,815
5/04                    8,026                       13,069
                        8,993                       15,341
5/06                   11,774                       20,089


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the fund (either by purchasing or exchanging). See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS B SHARES
--------------------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index
   (ACWF), excluding the U.S.

Average Annual Total Returns
(As of May 31, 2006)
                               If                 If
Period                        Held             Redeemed
 10 Years                     1.24%              1.24%
 5 Years                      5.96               5.96
 1 Year                      29.75              25.75

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment


                    Pioneer International       MSCI ACWF ex
                         Value Fund               U.S. Index
5/96                   10,000                       10,000
                       10,773                       10,872
5/98                   11,370                       11,675
                        9,687                       12,180
5/00                   11,860                       14,431
                        8,470                       11,921
5/02                    7,707                       11,003
                        6,393                        9,815
5/04                    7,861                       13,069
                        8,720                       15,341
5/06                   11,314                       20,089

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the fund (either by purchasing or exchanging). See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
-------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS C SHARES
-------------------------------------------------------------------------------
Investment Returns
-------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index
(ACWF), excluding the U.S.


Average Annual Total Returns
(As of May 31, 2006)
                               If                 If
Period                        Held             Redeemed
 10 Years                     1.26%              1.26%
 5 Years                      5.91               5.91
 1 Year                      29.84              29.84

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer International       MSCI ACWF ex
                        Value Fund               U.S. Index
5/96                   10,000                       10,000
                       10,781                       10,872
5/98                   11,398                       11,675
                        9,758                       12,180
5/00                   11,896                       14,431
                        8,507                       11,921
5/02                    7,706                       11,003
                        6,397                        9,815
5/04                    7,856                       13,069
                        8,732                       15,341
5/06                   11,337                       20,089

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the fund (either by purchasing or exchanging). See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                              CLASS R SHARES
--------------------------------------------------------------------------------
Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund compared to that of the Morgan Stanley Capital International (MSCI) All Country World Free Index
(ACWF), excluding the U.S.

Average Annual Total Returns
(As of May 31, 2006)
                               If                 If
Period                        Held             Redeemed
 10 Years                     1.87%              1.87%
 5 Years                      6.87               6.87
 1 Year                      30.38              30.38

[The following table was depicted as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer International       MSCI ACWF ex
                        Value Fund               U.S. Index
5/96                   10,000                       10,000
                       10,810                       10,872
5/98                   11,446                       11,675
                        9,792                       12,180
5/00                   12,016                       14,431
                        8,635                       11,921
5/02                    7,896                       11,003
                        6,606                        9,815
5/04                    8,251                       13,069
                        9,231                       15,341
5/06                   12,036                       20,089

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the fund (either by purchasing or exchanging). See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World Free Index, excluding the United States, measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer International Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.    Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2005 through May 31, 2006

Share Class                          A              B              C              R
--------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 12/1/05
Ending Account Value             $1,142.50      $1,137.20      $1,137.00      $1,139.70
(after expenses)
On 5/31/06
Expenses Paid During Period*     $    9.08      $   13.91      $   13.85      $   10.40

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.61%, 2.60%, and 1.95% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer International Value Fund
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2005 through May 31, 2006


 Share Class                        A              B              C              R
--------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/05
 Ending Account Value           $1,016.45      $1,011.92      $1,011.97      $1,015.21
 (after expenses)
 On 5/31/06
 Expenses Paid During Period*   $    8.55      $   13.09      $   13.04      $    9.80

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.61%, 2.60%, and 1.95% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               PREFERRED STOCK - 0.9%
               Utilities - 0.9%
               Multi-Utilities - 0.9%
   19,600      RWE AG*                                             $  1,511,599
                                                                   ------------
               Total Utilities                                     $  1,511,599
                                                                   ------------
               TOTAL PREFERRED STOCK
               (Cost $1,182,965)                                   $  1,511,599
                                                                   ------------
               COMMON STOCK - 98.6%
               Energy - 9.8%
               Integrated Oil & Gas - 7.9%
   85,644      BP Amoco Plc                                        $  1,008,830
   45,800      Gazprom (A.D.R.)*                                      1,954,286
   22,800      Lukoil Holding (A.D.R.)                                1,764,720
   22,683      Petrobras Brasileiro (A.D.R.)                          1,732,074
   71,856      Repsol SA                                              1,998,969
   19,900      Statoil ASA*(c)                                          585,470
   58,628      Total SA*(c)                                           3,824,900
                                                                   ------------
                                                                   $ 12,869,249
                                                                   ------------
               Oil & Gas Equipment & Services - 1.1%
   37,100      Saipem S.p.A.*(c)                                   $    880,308
   16,600      Technip*(c)                                              992,987
                                                                   ------------
                                                                   $  1,873,295
                                                                   ------------
               Oil & Gas Exploration & Production - 0.8%
1,696,000      CNOOC, Ltd.                                          $  1,301,944
                                                                   ------------
               Total Energy                                        $ 16,044,488
                                                                   ------------
               Materials - 8.2%
               Construction Materials - 1.7%
   50,495      CRH Plc                                             $  1,701,105
   14,500      Holcim, Ltd.*(c)                                       1,136,493
                                                                   ------------
                                                                   $  2,837,598
                                                                   ------------
               Diversified Chemical - 0.3%
    5,400      BASF AG*                                            $    439,243
                                                                   ------------

16   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------


   Shares                                                                 Value
               Diversified Metals & Mining - 3.2%
   94,585      Broken Hill Proprietary Co., Ltd.                   $  2,045,907
   29,821      Freeport-McMoRan Copper & Gold, Inc. (Class B)         1,669,678
   26,361      Rio Tinto Plc                                          1,457,871
                                                                   ------------
                                                                   $  5,173,456
                                                                   ------------
               Specialty Chemicals - 0.7%
   21,100      Shin-Etsu Chemical Co., Ltd.                        $  1,193,303
                                                                   ------------
               Steel - 2.3%
   43,400      Companhia Vale do Rio Doce (A.D.R.)                 $  1,693,034
   68,600      Hitachi Metals, Ltd.*                                    705,948
   33,400      JFE Holdings, Inc.*(c)                                 1,444,526
                                                                   ------------
                                                                   $  3,843,508
                                                                   ------------
               Total Materials                                     $ 13,487,108
                                                                   ------------
               Capital Goods - 10.2%
               Building Products - 0.8%
   17,770      Compagnie de Saint Gobain                           $  1,243,822
                                                                   ------------
               Construction & Farm Machinery & Heavy Trucks - 3.3%
   66,485      Daewoo Heavy Industries & Machinery, Ltd.*          $  1,820,561
   23,077      Hyundai Heavy Industries*                              2,352,281
   67,300      Komatsu, Ltd.                                          1,364,208
                                                                   ------------
                                                                   $  5,537,050
                                                                   ------------
               Heavy Electrical Equipment - 1.6%
  310,400      Mitsubishi Electric Corp.*                          $  2,541,150
                                                                   ------------
               Industrial Conglomerates - 2.5%
  100,000      Keppel Corp*                                        $    858,170
  323,900      KOC Holding AS*                                        1,263,279
   22,389      Siemens                                                1,925,496
                                                                   ------------
                                                                   $  4,046,945
                                                                   ------------
               Industrial Machinery - 1.0%
   13,700      Fanuc, Ltd.                                         $  1,221,904
   36,000      Nabtesco Corp.                                           406,578
                                                                   ------------
                                                                   $  1,628,482
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)


   Shares                                                                 Value
               Trading Companies & Distributors - 1.0%
  123,900      Sumitomo Corp.                                      $  1,626,553
                                                                   ------------
               Total Capital Goods                                 $ 16,624,002
                                                                   ------------
               Commercial Services & Supplies - 1.2%
               Human Resource & Employment Services - 0.5%
   11,700      Adecco SA*                                          $    747,556
                                                                   ------------
               Office Services & Supplies - 0.7%
   82,300      Buhrmann N.V.*                                      $  1,275,981
                                                                   ------------
                     Total Commercial Services & Supplies          $  2,023,537
                                                                   ------------
               Transportation - 2.9%
               Air Freight & Couriers - 0.6%
   28,426      TNT N.V.                                            $  1,045,573
                                                                   ------------
               Airport Services - 0.9%
   86,348      BAA Plc*                                            $  1,409,229
                                                                   ------------
               Railroads - 1.4%
      315      East Japan Railway Co.                              $  2,259,054
                                                                   ------------
               Total Transportation                                $  4,713,856
                                                                   ------------
               Automobiles & Components - 5.4%
               Auto Parts & Equipment - 1.0%
   45,800      Denso Corp.*                                        $  1,602,996
                                                                   ------------
               Automobile Manufacturers - 2.8%
   18,600      Hyundai Motor Co., Ltd.*                            $  1,436,914
   57,402      Toyota Motor Co.                                       3,073,488
                                                                   ------------
                                                                   $  4,510,402
                                                                   ------------
               Tires & Rubber - 1.6%
   24,494      Compagnie Generale des Etablissements
               Michelin*                                           $  1,602,963
   10,000      Continental AG*                                        1,091,429
                                                                   ------------
                                                                   $  2,694,392
                                                                   ------------
               Total Automobiles & Components                      $  8,807,790
                                                                   ------------
               Consumer Durables & Apparel - 4.1%
               Apparel, Accessories & Luxury Goods - 0.7%
    5,480      Adidas-Salomon AG*                                  $  1,086,406
                                                                   ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------


   Shares                                                                 Value
               Consumer Electronics - 1.7%
   21,411      Philips Electronics N.V.*                           $    673,647
   51,400      Sony Corp.*                                            2,316,289
                                                                   ------------
                                                                   $  2,989,936
                                                                   ------------
               Footwear - 0.8%
    3,400      Puma AG Rudolf Dassler Sport*                       $  1,241,531
                                                                   ------------
               Homebuilding - 0.9%
   40,200      Persimmon Plc                                       $    905,206
   60,700      Wimpey (George) Plc*                                     526,103
                                                                   ------------
                                                                   $  1,431,309
                                                                   ------------
               Total Consumer Durables & Apparel                   $  6,749,182
                                                                   ------------
               Consumer Services - 1.0%
               Casinos & Gaming - 0.4%
   18,300      Opap SA                                             $    621,938
                                                                   ------------
               Hotels, Resorts & Cruise Lines - 0.6%
   23,600      Carnival Corp.                                      $    941,876
                                                                   ------------
               Total Consumer Services                             $  1,563,814
                                                                   ------------
               Media - 2.1%
               Advertising - 0.9%
  113,900      WPP Group Plc                                       $  1,405,906
                                                                   ------------
               Broadcasting & Cable Television - 1.2%
   62,760      Grupo Televisa SA (A.D.R.)                          $  1,154,156
      600      Jupiter Telecommunications Co., Ltd.*                    389,348
   35,200      Mediaset S.p.A.*(c)                                      408,076
                                                                   ------------
                                                                   $  1,951,580
                                                                   ------------
               Total Media                                         $  3,357,486
                                                                   ------------
               Retailing - 1.3%
               Apparel Retail - 0.5%
  250,500      Truworths International, Ltd.                       $    898,986
                                                                   ------------
               Department Stores - 0.8%
   27,100      Next Plc                                            $    823,548
   41,300      Takashimaya Co., Ltd.*(c)                                555,627
                                                                   ------------
                                                                   $  1,379,175
                                                                   ------------
               Total Retailing                                     $  2,278,161
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)


   Shares                                                                 Value
               Food & Drug Retailing - 2.8%
               Food Retail - 0.7%
  192,263      Tesco Plc                                           $  1,149,506
                                                                   ------------
               Hypermarkets & Supercenters - 2.1%
   66,600      Aeon Co., Ltd.*                                     $  1,426,185
   24,100      Brasil Distr Pao Acu (A.D.R.)*(c)                        796,505
   19,700      Carrefour Supermarch*                                  1,141,630
                                                                   ------------
                                                                   $  3,364,320
                                                                   ------------
               Total Food & Drug Retailing                         $  4,513,826
                                                                   ------------
               Food, Beverage & Tobacco - 0.7%
               Packaged Foods & Meats - 0.7%
    3,804      Nestle SA*                                          $  1,134,492
                                                                   ------------
               Total Food, Beverage & Tobacco                      $  1,134,492
                                                                   ------------
               Health Care Equipment & Services - 1.2%
               Health Care Equipment - 0.9%
   12,900      Synthes, Inc.*                                      $  1,579,128
                                                                   ------------
               Health Care Services - 0.3%
    3,900      Fresenius Medical Care AG*                          $    436,589
                                                                   ------------
               Total Health Care Equipment & Services              $  2,015,717
                                                                   ------------
               Pharmaceuticals & Biotechnology - 7.5%
               Pharmaceuticals - 7.5%
   57,400      Astellas Pharma, Inc.                               $  2,274,701
   35,188      Astrazeneca Plc                                        1,859,832
   69,000      Daiichi Sankyo Co., Ltd.*                              1,887,836
   16,836      Novartis*                                                933,063
   19,534      Roche Holdings AG                                      3,039,656
   32,682      Shire Pharmaceuticals Group Plc (A.D.R.)               1,444,218
   15,300      UCB SA (c)                                               798,705
                                                                   ------------
                                                                   $ 12,238,011
                                                                   ------------
               Total Pharmaceuticals & Biotechnology               $ 12,238,011
                                                                   ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------


   Shares                                                                  Value
               Banks - 15.5%
               Diversified Banks - 15.5%
   29,128      Banco Bilbao Vizcaya Argentaria SA                   $    603,323
  209,949      Barclays Plc                                            2,429,851
   30,845      BNP Paribas SA*(c)                                      2,873,732
   50,900      Commonwealth Bank of Australia                          1,660,355
   33,100      Depfa Bank Plc*                                           537,095
  154,192      Development Bank of Singapore, Ltd.                     1,698,396
   75,400      Dnb Nor Asa*(c)                                           971,431
   15,673      Kookmin Bank (A.D.R.)*(c)                               1,261,363
      169      Mitsubishi UFJ Financial Group, Inc.                    2,325,508
   90,647      Royal Bank of Scotland Group Plc                        2,920,697
   18,348      Societe Generale*                                       2,820,728
      238      Sumitomo Mitsui Financial Group, Inc.*                  2,433,846
  215,030      Turkiye Is Bankasi (Isbank)*                            1,269,699
   23,400      Uniao de Bancos Brasileiros SA (Unibanco)
                 (G.D.R.) (144A) (c)                                   1,493,622
                                                                    ------------
                                                                    $ 25,299,646
                                                                    ------------
               Total Banks                                          $ 25,299,646
                                                                    ------------
               Diversified Financials - 6.6%
               Asset Management & Custody Banks - 1.0%
   11,000      Julius Baer Holding*                                 $    970,253
   15,500      Man Group Plc                                             681,014
                                                                    ------------
                                                                    $  1,651,267
                                                                    ------------
               Diversified Capital Markets - 3.2%
   53,021      CS Group*                                            $  3,060,293
    3,700      Deutsche Bank AG (Reg)*(c)                                424,497
   15,975      UBS AG*                                                 1,806,159
                                                                    ------------
                                                                    $  5,290,949
                                                                    ------------
               Investment Banking & Brokerage - 0.7%
   74,000      Nikko Cordinal Corp.*                                $  1,095,763
                                                                    ------------
               Diversified Financial Services - 1.7%
   71,670      ING Groep N.V.                                       $  2,801,142
                                                                    ------------
               Total Diversified Financials                         $ 10,839,121
                                                                    ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)


   Shares                                                                 Value
               Insurance - 4.8%
               Life & Health Insurance - 1.0%
   27,355      China Life Insurance Co. (A.D.R.)*(c)               $  1,636,650
                                                                   ------------
               Multi-Line Insurance - 3.0%
   95,600      Aviva Plc                                           $  1,322,532
   57,265      AXA*                                                   1,987,877
    6,745      Zurich Financial Services*                             1,524,668
                                                                   ------------
                                                                   $  4,835,077
                                                                   ------------
               Property & Casualty Insurance - 0.8%
  107,405      Mitsui Sumitomo Insurance Co.                       $  1,322,417
                                                                   ------------
               Total Insurance                                     $  7,794,144
                                                                   ------------
               Real Estate - 1.1%
               Real Estate Management & Development - 1.1%
   87,701      Mitsui Fudosan Co.                                  $  1,818,725
                                                                   ------------
               Total Real Estate                                   $  1,818,725
                                                                   ------------
               Software & Services - 0.8%
               Application Software - 0.4%
    2,600      Sap AG*                                             $    545,583
                                                                   ------------
               IT Consulting & Other Services - 0.4%
   10,003      Atos Origin*                                        $    688,006
                                                                   ------------
               Total Software & Services                           $  1,233,589
                                                                   ------------
               Technology Hardware & Equipment - 3.5%
               Communications Equipment - 1.2%
  628,900      Ericsson LM*                                        $  2,011,895
                                                                   ------------
               Electronic Equipment & Instruments - 1.1%
    6,710      Keyence Corp.*                                      $  1,718,845
                                                                   ------------
               Office Electronics - 1.2%
   29,400      Canon, Inc.                                         $  2,045,909
                                                                   ------------
               Total Technology Hardware & Equipment               $  5,776,649
                                                                   ------------
               Semiconductors - 2.1%
               Semiconductor Equipment - 0.7%
   16,800      Tokyo Electron, Ltd.                                $  1,189,140
                                                                   ------------
               Semiconductors - 0.9%
  116,300      Hon Hai Precision Industry (G.D.R.)                 $  1,468,609
                                                                   ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------


    Shares                                                                Value
               Communications Equipment - 0.5%
    17,100     Tomtom N.V. (c)                                     $    758,169
                                                                   ------------
               Total Semiconductors                                $  3,415,918
                                                                   ------------
               Telecommunication Services - 3.2%
               Alternative Carriers - 0.3%
    82,200     Inmarsat Plc*                                       $    504,091
                                                                   ------------
               Integrated Telecommunication Services - 2.2%
    44,600     Brasil Telecom Participacoes SA                     $  1,364,760
    58,835     France Telecom SA*                                     1,315,731
    28,200     Telekom Austria AG                                       635,669
    61,000     Telekomunikacja Polska SA                                383,220
                                                                   ------------
                                                                   $  3,699,380
                                                                   ------------
               Wireless Telecommunication Services - 0.7%
    36,406     Mobile Telesystems (A.D.R.)                         $  1,092,180
                                                                   ------------
               Total Telecommunication Services                    $  5,295,651
                                                                   ------------
               Utilities - 2.6%
               Electric Utilities - 1.3%
    17,849     E.On AG*                                            $  2,058,098
                                                                   ------------
               Gas Utilities - 1.3%
   435,100     Tokyo Gas Co., Ltd.                                 $  2,174,951
                                                                   ------------
               Total Utilities                                     $  4,233,049
                                                                   ------------
               TOTAL COMMON STOCK
               (Cost $130,346,840)                                 $161,257,962
                                                                   ------------
               TEMPORARY CASH INVESTMENTS - 11.3%
               Security Lending Collateral - 11.3%
18,447,177     Securities Lending Investment Fund, 4.97%           $ 18,447,177
                                                                   ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $18,447,177)                                  $ 18,447,177
                                                                   ------------
               TOTAL INVESTMENTS IN SECURITIES - 110.8%
               (Cost $149,976,982) (a) (b)                         $181,216,738
                                                                   ------------
               OTHER ASSETS AND LIABILITIES - (10.8)%              $(17,597,744)
                                                                   ------------
               TOTAL NET ASSETS - 100.0%                           $163,618,994
                                                                   ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer International Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt


(G.D.R.) Global Depositary Receipt


*        Non-income producing security


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2006, the value of these securities amounted to $1,493,622 or 0.9% of total net assets.


(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

           Japan                                                         26.1%
           United Kingdom                                                12.2
           France                                                        11.4
           Switzerland                                                    8.8
           Germany                                                        6.6
           Brazil                                                         4.3
           South Korea                                                    4.2
           Netherlands                                                    4.0
           Russia                                                         3.0
           Australia                                                      2.3
           United States                                                  2.0
           People's Republic of China                                     1.8
           Spain                                                          1.6
           Singapore                                                      1.6
           Turkey                                                         1.6
           Ireland                                                        1.4
           Sweden                                                         1.2
           Norway                                                         1.0
           Other (individually less than 1%)                              4.9
                                                                          -----
                                                                          100.0%
                                                                          =====

(b) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $150,116,502 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                          $33,698,277
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                           (2,598,041)
                                                                                     -----------
           Net unrealized gain                                                       $31,100,236
                                                                                     ===========

24   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------

(c)    At May 31, 2006, the following securities were out on loan:

       Shares                  Description                         Market Value
       30,500     BNP Paribas SA*                                   $ 2,841,685
        4,159     Brasil Distr Pao Acu (A.D.R.)*                        137,455
       16,900     China Life Insurance Co. (A.D.R.)*                  1,011,127
        3,600     Deutsche Bank AG*                                     413,028
       71,600     Dnb Nor Asa*                                          922,208
       13,700     Holcim, Ltd.*                                       1,073,806
       33,000     JFE Holdings, Inc.*                                 1,427,250
       15,516     Kookmin Bank (A.D.R.)*                              1,248,728
       33,400     Mediaset S.p.A.*                                      387,106
       35,200     Saipem S.p.A.*                                        835,296
       18,900     Statoil ASA*                                          556,038
       32,000     Takashimaya Co., Ltd.*                                430,400
       16,400     Technip*                                              981,048
       16,900     Tomtom N.V.                                           749,346
       58,000     Total SA*                                           3,783,920
       15,100     UCB SA                                                788,220
       18,315     Uniao de Bancos Brasileiros S.A. (Unibanco)
                   (G.D.R.) (144A)                                    1,169,046
                                                                    -----------
                  Total                                             $18,755,707
                                                                    ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $70,371,992 and $76,794,235 respectively.


The accompanying notes are an integral part of these financial statements.   25

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities
    (including securities loaned of $18,755,707)
    (cost $149,976,982)                                            $181,216,738
  Cash                                                                  525,260
  Foreign currencies, at value (cost $33)                                    33
  Receivables -
    Investment securities sold                                           14,945
    Fund shares sold                                                    328,595
    Dividends, interest and foreign taxes withheld                      542,854
    Due from Pioneer Investment Management, Inc.                         56,518
  Other                                                                  35,180
                                                                   -------------
     Total assets                                                  $182,720,123
                                                                   -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $    113,940
    Fund shares repurchased                                             326,955
    Upon return of securities loaned                                 18,447,177
  Due to affiliates                                                      71,164
  Accrued expenses                                                      141,893
                                                                   -------------
     Total liabilities                                             $ 19,101,129
                                                                   -------------
NET ASSETS:
  Paid-in capital                                                  $189,489,812
  Undistributed net investment income                                   609,433
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (57,732,893)
  Net unrealized gain on investments                                 31,239,756
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                           12,886
                                                                   -------------
     Total net assets                                              $163,618,994
                                                                   =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $139,344,472/6,412,559 shares)                 $      21.73
                                                                   =============
  Class B (based on $14,382,955/723,226 shares)                    $      19.89
                                                                   =============
  Class C (based on $9,517,233/483,738 shares)                     $      19.67
                                                                   =============
  Class R (based on $374,334/17,263 shares)                        $      21.68
                                                                   =============
MAXIMUM OFFERING PRICE:
  Class A ($21.73 [divided by] 94.25%)                             $      23.06
                                                                   =============



26     The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $282,804)       $2,064,606
  Interest                                                        31,141
  Income from securities loaned, net                              36,634
                                                              ----------
     Total investment income                                                    $ 2,132,381
                                                                                -----------
EXPENSES:
  Management fees                                             $  723,069
  Transfer agent fees and expenses
   Class A                                                       406,649
   Class B                                                        47,993
   Class C                                                        24,254
   Class R                                                         1,092
  Distribution fees
   Class A                                                       169,658
   Class B                                                        76,495
   Class C                                                        49,441
   Class R                                                           862
  Administrative reimbursements                                   14,959
  Custodian fees                                                  53,234
  Registration fees                                               16,607
  Professional fees                                               32,062
  Printing expense                                                74,947
  Fees and expenses of nonaffiliated trustees                      1,958
  Miscellaneous                                                    9,513
                                                              ----------
     Total expenses                                                             $ 1,702,793
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                           (166,940)
     Less fees paid indirectly                                                       (3,266)
                                                                                -----------
     Net expenses                                                               $ 1,532,587
                                                                                -----------
       Net investment income                                                    $   599,794
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                               $14,214,469
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               (98,068)       $14,116,401
                                                              -----------       -----------
  Change in net unrealized gain on:
   Investments                                                $6,594,568
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                37,358        $ 6,631,926
                                                              -----------       -----------
  Net gain on investments and foreign currency transactions                     $20,748,327
                                                                                -----------
  Net increase in net assets resulting from operations                          $21,348,121
                                                                                ===========



The accompanying notes are an integral part of these financial statements.   27

Pioneer International Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the Year Ended 11/30/05

                                                              Six Months
                                                                Ended
                                                               5/31/06         Year Ended
                                                             (unaudited)        11/30/05
FROM OPERATIONS:
Net investment income                                       $     599,794    $     727,691
Net realized gain on investments and foreign currency
  transactions                                                 14,116,401       23,097,030
Change in net unrealized gain (loss) on investments             6,631,926       (5,540,815)
                                                            -------------    -------------
    Net increase in net assets resulting from
     operations                                             $  21,348,121    $  18,283,906
                                                            -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.06 and $0.00 per share, respectively)       $    (422,170)   $           -
    Class R ($0.05 and $0.00 per share, respectively)                (800)               -
                                                            -------------    -------------
     Total distributions to shareowners                     $    (422,970)   $           -
                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  16,442,858    $  24,496,335
Reinvestment of distributions                                     343,522                -
Cost of shares repurchased                                    (25,853,421)     (38,062,312)
Redemption fees                                                     5,553           11,132
                                                            -------------    -------------
    Net decrease in net assets resulting from Fund
     share transactions                                     $  (9,061,488)   $ (13,554,845)
                                                            -------------    -------------
    Net increase in net assets                              $  11,863,663    $   4,729,061
NET ASSETS:
Beginning of period                                           151,755,331      147,026,270
                                                            -------------    -------------
End of period (undistributed net investment income of
  $609,433 and $432,609 respectively)                       $ 163,618,994    $ 151,755,331
                                                            =============    =============

28   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------


                                  '06 Shares     '06 Amount       '05 Shares      '05 Amount
                                 (unaudited)     (unaudited)
CLASS A
Shares sold                         522,598    $  11,306,899         859,489    $  15,264,275
Reinvestment of distributions        16,934          342,739               -                -
Less shares repurchased            (856,581)     (18,406,246)     (1,642,154)     (28,745,622)
                                   --------    -------------      ----------    -------------
    Net decrease                   (317,049)   $  (6,756,608)       (782,665)   $ (13,481,347)
                                   ========    =============      ==========    =============
CLASS B
Shares sold                         138,038    $   2,719,022         299,495    $   4,977,828
Less shares repurchased            (226,958)      (4,499,904)       (394,399)      (6,268,298)
                                   --------    -------------      ----------    -------------
    Net decrease                    (88,920)   $  (1,780,882)        (94,904)   $  (1,290,470)
                                   ========    =============      ==========    =============
CLASS C
Shares sold                         120,443    $   2,323,191         252,198    $   4,156,260
Less shares repurchased            (146,889)      (2,880,130)       (190,600)      (2,995,995)
                                   --------    -------------      ----------    -------------
    Net increase (decrease)         (26,446)   $    (556,939)         61,598    $   1,160,265
                                   ========    =============      ==========    =============
CLASS R
Shares sold                           4,557    $      99,299           5,473    $      97,972
Reinvestment of distributions            39              783               -                -
Less shares repurchased              (3,039)         (67,141)         (3,023)         (52,397)
                                   --------    -------------      ----------    -------------
    Net increase                      1,557    $      32,941           2,450    $      45,575
                                   ========    =============      ==========    =============

The accompanying notes are an integral part of these financial statements.   29

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  5/31/06       Year Ended    Year Ended
                                                                (unaudited)      11/30/05      11/30/04
CLASS A
Net asset value, beginning of period                              $ 19.08         $ 16.76       $  13.72
                                                                  -------         -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.10         $  0.12       $   0.04
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.61            2.20           3.00
                                                                  -------         -------       --------
  Net increase (decrease) from investment operations              $  2.71         $  2.32       $   3.04
Distributions to shareowners:
 Net investment income                                              (0.06)              -              -
Redemption fee                                                          -(a)            -(a)           -
                                                                  -------         -------       --------
Net increase (decrease) in net asset value                        $  2.65         $  2.32       $   3.04
                                                                  -------         -------       --------
Net asset value, end of period                                    $ 21.73         $ 19.08       $  16.76
                                                                  =======         =======       ========
Total return*                                                       14.25%          13.84%         22.16%
Ratio of net expenses to average net assets+                         1.70%**         1.70%          1.82%
Ratio of net investment income (loss) to average net assets+         0.86%**         0.61%          0.28%
Portfolio turnover rate                                                86%**          111%           122%
Net assets, end of period (in thousands)                         $139,344        $128,426       $125,880
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.92%**         1.88%          1.99%
 Net investment income (loss)                                        0.64%**         0.43%          0.11%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.70%**         1.70%          1.82%
 Net investment income (loss)                                        0.86%**         0.61%          0.28%

                                                                  Year Ended    Year Ended    Year Ended
                                                                   11/30/03      11/30/02      11/30/01
CLASS A
Net asset value, beginning of period                               $  11.86     $  13.30      $  17.87
                                                                   --------     --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $   0.01     $  (0.01)     $  (0.06)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        1.85        (1.43)        (4.40)
                                                                   --------     --------      --------
  Net increase (decrease) from investment operations               $   1.86     $  (1.44)     $  (4.46)
Distributions to shareowners:
 Net investment income                                                    -            -         (0.11)
Redemption fee                                                            -            -             -
                                                                   --------     --------      --------
Net increase (decrease) in net asset value                         $   1.86     $  (1.44)     $  (4.57)
                                                                   --------     --------      --------
Net asset value, end of period                                     $  13.72     $  11.86      $  13.30
                                                                   ========     ========      ========
Total return*                                                         15.68%      (10.83)%      (25.12)%
Ratio of net expenses to average net assets+                           2.36%        2.18%         2.00%
Ratio of net investment income (loss) to average net assets+           0.08%       (0.15)%       (0.42)%
Portfolio turnover rate                                                 101%          34%           31%
Net assets, end of period (in thousands)                           $107,260     $100,287      $123,854
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.35%        2.17%         1.99%
 Net investment income (loss)                                          0.09%       (0.14)%       (0.41)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.36%        2.18%         1.99%
 Net investment income (loss)                                          0.08%       (0.15)%       (0.42)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

30   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                  Ended
                                                                 5/31/05       Year Ended     Year Ended
                                                               (unaudited)      11/30/05       11/30/04
CLASS B
Net asset value, beginning of period                              $ 17.49       $ 15.49        $ 12.86
                                                                  -------       -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                              $     -(a)    $ (0.04)       $ (0.15)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.40          2.04           2.78
                                                                  -------       -------        -------
  Net increase (decrease) from investment operations              $  2.40       $  2.00        $  2.63
Redemption fee                                                          -(a)          -(a)           -
                                                                  -------       -------        -------
Net increase (decrease) in net asset value                        $  2.40       $  2.00        $  2.63
                                                                  -------       -------        -------
Net asset value, end of period                                    $ 19.89       $ 17.49        $ 15.49
                                                                  =======       =======        =======
Total return*                                                       13.72%        12.91%         20.45%
Ratio of net expenses to average net assets+                         2.61%**       2.57%          3.15%
Ratio of net investment loss to average net assets+                 (0.10)%**     (0.25)%        (1.04)%
Portfolio turnover rate                                                86%**        111%           122%
Net assets, end of period (in thousands)                          $14,383       $14,205        $14,051
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.74%**       2.96%          3.14%
 Net investment loss                                                (0.23)%**     (0.64)%        (1.03)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.60%**       2.56%          3.15%
 Net investment loss                                                (0.09)%**     (0.24)%        (1.04)%

                                                                Year Ended    Year Ended     Year Ended
                                                                 11/30/03      11/30/02       11/30/01
CLASS B
Net asset value, beginning of period                              $ 11.25       $ 12.76        $ 17.22
                                                                  -------       -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.15)      $ (0.62)       $ (0.28)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      1.76         (0.89)         (4.18)
                                                                  -------       -------        -------
  Net increase (decrease) from investment operations              $  1.61       $ (1.51)       $ (4.46)
Redemption fee                                                          -             -              -
                                                                  -------       -------        -------
Net increase (decrease) in net asset value                        $  1.61       $ (1.51)       $ (4.46)
                                                                  -------       -------        -------
Net asset value, end of period                                    $ 12.86       $ 11.25        $ 12.76
                                                                  =======       =======        =======
Total return*                                                       14.31%       (11.83)%       (25.90)%
Ratio of net expenses to average net assets+                         3.55%         3.13%          2.98%
Ratio of net investment loss to average net assets+                 (1.12)%       (1.08)%        (1.41)%
Portfolio turnover rate                                               101%           34%            31%
Net assets, end of period (in thousands)                          $14,138       $16,861        $24,841
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        3.54%         3.12%          2.97%
 Net investment loss                                                (1.11)%       (1.07)%        (1.40)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        3.55%         3.13%          2.98%
 Net investment loss                                                (1.12)%       (1.08)%        (1.41)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.   31

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended
                                                                  5/31/06      Year Ended     Year Ended
                                                                (unaudited)     11/30/05       11/30/04
CLASS C
Net asset value, beginning of period                              $ 17.30       $ 15.32        $ 12.71
                                                                  -------       -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.01)      $ (0.04)       $ (0.12)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      2.38          2.02           2.73
                                                                  -------       -------        -------
  Net increase (decrease) from investment operations              $  2.37       $  1.98        $  2.61
Redemption fee                                                          -(a)          -(a)           -
                                                                  -------       -------        -------
Net increase (decrease) in net asset value                        $  2.37       $  1.98        $  2.61
                                                                  -------       -------        -------
Net asset value, end of period                                    $ 19.67       $ 17.30        $ 15.32
                                                                  =======       =======        =======
Total return*                                                       13.70%        12.92%         20.54%
Ratio of net expenses to average net assets+                         2.60%**       2.57%          3.12%
Ratio of net investment loss to average net assets+                 (0.09)%**     (0.26)%        (1.00)%
Portfolio turnover rate                                                86%**        111%           122%
Net assets, end of period (in thousands)                          $ 9,517       $ 8,826        $ 6,872
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.60%**       2.79%          3.12%
 Net investment loss                                                (0.09)%**     (0.48)%        (1.00)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.60%**       2.57%          3.12%
 Net investment loss                                                (0.09)%**     (0.26)%        (1.00)%

                                                                Year Ended    Year Ended     Year Ended
                                                                 11/30/03      11/30/02       11/30/01
CLASS C
Net asset value, beginning of period                              $ 11.11       $ 12.61        $ 17.08
                                                                  -------       -------        -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.11)      $ (0.53)       $ (0.22)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      1.71         (0.97)         (4.25)
                                                                  -------       -------        -------
  Net increase (decrease) from investment operations              $  1.60       $ (1.50)       $ (4.47)
Redemption fee                                                          -             -              -
                                                                  -------       -------        -------
Net increase (decrease) in net asset value                        $  1.60       $ (1.50)       $ (4.47)
                                                                  -------       -------        -------
Net asset value, end of period                                    $ 12.71       $ 11.11        $ 12.61
                                                                  =======       =======        =======
Total return*                                                       14.40%       (11.90)%       (26.17)%
Ratio of net expenses to average net assets+                         3.41%         3.32%          3.33%
Ratio of net investment loss to average net assets+                 (0.96)%       (1.21)%        (1.78)%
Portfolio turnover rate                                               101%           34%            31%
Net assets, end of period (in thousands)                          $ 4,403       $ 3,859        $ 4,062
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        3.40%         3.31%          3.25%
 Net investment loss                                                (0.96)%       (1.20)%        (1.70)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        3.41%         3.32%          3.33%
 Net investment loss                                                (0.96)%       (1.21)%        (1.78)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

32   The accompanying notes are an integral part of these financial statements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                         Ended
                                                                                        5/31/06
                                                                                      (unaudited)
CLASS R
Net asset value, beginning of period                                                   $  19.07
                                                                                       --------
Increase from investment operations:
 Net investment income                                                                 $   0.07
 Net realized and unrealized gain on investments and foreign currency transactions         2.59
                                                                                       --------
  Net increase from investment operations                                              $   2.66
Distributions to shareowners:
 Net investment income                                                                    (0.05)
Redemption fee                                                                                -(a)
                                                                                       --------
Net increase in net asset value                                                        $   2.61
                                                                                       --------
Net asset value, end of period                                                         $  21.68
                                                                                       ========
Total return*                                                                             13.97%
Ratio of net expenses to average net assets+                                               1.95%**
Ratio of net investment income to average net assets+                                      0.67%**
Portfolio turnover rate                                                                      86%**
Net assets, end of period (in thousands)                                               $    374
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.24%**
 Net investment income (loss)                                                              0.38%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                                              1.95%**
 Net investment income                                                                     0.67%**

                                                                                                                      4/1/03
                                                                                      Year Ended     Year Ended         to
                                                                                       11/30/05       11/30/04       11/30/03
CLASS R
Net asset value, beginning of period                                                   $  16.79       $  13.76       $  10.54
                                                                                       --------       --------       --------
Increase from investment operations:
 Net investment income                                                                 $   0.06       $   0.02       $   0.02
 Net realized and unrealized gain on investments and foreign currency transactions         2.22           3.01           3.20
                                                                                       --------       --------       --------
  Net increase from investment operations                                              $   2.28       $   3.03       $   3.22
Distributions to shareowners:
 Net investment income                                                                        -              -              -
Redemption fee                                                                                -(a)           -              -
                                                                                       --------       --------       --------
Net increase in net asset value                                                        $   2.28       $   3.03       $   3.22
                                                                                       --------       --------       --------
Net asset value, end of period                                                         $  19.07       $  16.79       $  13.76
                                                                                       ========       ========       ========
Total return*                                                                             13.58%         22.02%         30.55%
Ratio of net expenses to average net assets+                                               1.89%          1.93%          2.23%**
Ratio of net investment income to average net assets+                                      0.40%          0.17%          3.87%**
Portfolio turnover rate                                                                     111%           122%           101%
Net assets, end of period (in thousands)                                               $    299       $    223       $    116
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.67%          1.93%          2.23%**
 Net investment income (loss)                                                             (0.38)%         0.17%          3.87%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                                              1.89%          1.93%          2.23%**
 Net investment income                                                                     0.40%          0.17%          3.87%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share.

The accompanying notes are an integral part of these financial statements.   33

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees, and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer International Value Fund
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.


B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer International Value Fund
--------------------------------------------------------------------------------

     In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2006, the Fund paid no such taxes.

     In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2006, the Fund had no reserve related to capital gains. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2006, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2005, the Fund had a net capital loss carryforward of $71,709,775, of which $36,962,992 will expire in 2009, $21,765,862 will expire in 2010 and $12,980,921 will expire in 2011 if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid by the Fund during the year ended November 30, 2005.

     The following shows the components of accumulated losses on a federal income tax basis at November 30, 2005.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)

--------------------------------------------------------------------------------

                                          2005
                                    ----------------
  Undistributed ordinary income      $    422,428
  Capital loss carryforward           (71,709,775)
  Unrealized appreciation              24,491,378
                                     ------------
    Total                            $(46,795,969)
                                     ============


     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of forward currency contracts.


E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $10,214 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2006.


F.   Class Allocations

     Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

Pioneer International Value Fund
--------------------------------------------------------------------------------

G.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average net assets up to $500 million and 0.75% of the excess over $500 million.

Prior to January 1, 2006, the Fund's management fee was 0.95% of the Fund's average daily net assets up to $300 million; 0.85% of the next $200 million; and 0.75% of excess over $500 million. Prior to January 1, 2005, the Fund's management fee was 1.00% of the

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Fund's average daily net assets up to $300 million, 0.85% of the next $200 million and 0.75% of excess over $500 million.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.70%, 2.60%, 2.60%, and 1.95%, of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2009 for Class A and through April 1, 2007 for Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2006, $3,899 was payable to PIM related to management fees, administrative fees and certain other expenses, and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $65,700 in transfer agent fees payable to PIMSS at May 31, 2006.


4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $1,565 in distribution fees payable to PFD at May 31, 2006. The Fund also has adopted a separate service plan for Class R shares

Pioneer International Value Fund
--------------------------------------------------------------------------------

(Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2006, CDSCs in the amount of $11,901 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, Class C and Class R shares sold within 30 days of purchase. For Class A shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended May 31, 2006, the Fund collected $5,553 in redemption fees, which are included in the Fund's capital account.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $3,266 under such arrangements.

Pioneer International Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06                              (continued)
--------------------------------------------------------------------------------

6. Forward Foreign Currency Contracts

During the six months ended May 31, 2006, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2006, the Fund had no outstanding portfolio hedges and forward currency settlement contracts.


7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2006, the Fund had no borrowings under this agreement.

Pioneer International Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

    Trustees                                    Officers
    John F. Cogan, Jr., Chairman                John F. Cogan, Jr., President
    David R. Bock                               Osbert M. Hood, Executive Vice
    Mary K. Bush                                  President
    Margaret B.W. Graham                        Vincent Nave, Treasurer
    Osbert M. Hood                              Dorothy E. Bourassa, Secretary
    Thomas J. Perna
    Marguerite A. Piret
    Stephen K. West
    John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------
 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.